Consolidated Statements of Income - JPY (¥) shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Interest income:
Loans, including fees (Note 4)		¥ 2,271,219	¥ 2,023,649		¥ 2,054,338
Deposits in other banks		126,608	78,735		82,654
Investment securities:
Interest		198,715	235,638		254,214
Dividends		145,186	135,506		133,828
Trading account assets		432,595	455,860		422,080
Call loans and funds sold		10,808	11,023		10,450
Receivables under resale agreements and securities borrowing transactions		73,885	50,356		48,174
Total		3,259,016	2,990,767		3,005,738
Interest expense:
Deposits		514,868	347,430		350,335
Call money and funds purchased		5,248	1,791		8,802
Payables under repurchase agreements and securities lending transactions		165,512	100,796		58,497
Due to trust account		109	207		505
Other short-term borrowings and trading account liabilities		93,535	61,137		54,572
Long-term debt		249,483	258,278		271,653
Total		1,028,755	769,639		744,364
Net interest income		2,230,261	2,221,128		2,261,374
Provision for (reversal of) credit losses (Note 4)		(240,847)	253,688	[1]	231,862	[1]
Net interest income after provision for (reversal of) credit losses		2,471,108	1,967,440		2,029,512
Non-interest income:
Fees and commissions income (Note 28)		1,462,792	1,414,893		1,475,872
Foreign exchange gains (losses)-net (Note 29)		(49,561)	(134,885)		192,086
Trading account profits (losses)-net (Notes 29 and 32)		(73,114)	(639,184)		276,654
Investment securities gains-net (Note 3)	[2]	286,903	281,158	[1]	232,259	[1]
Equity in earnings of equity method investees-net (Note 14)		227,984	197,821	[1]	176,857	[1]
Gains on sales of loans (Note 4)		16,109	13,286		12,293
Other non-interest income (Note 21)		63,978	63,617		41,669
Total		1,935,091	1,196,706		2,407,690
Non-interest expense:
Salaries and employee benefits (Note 13)		1,099,493	1,096,797		1,158,896
Occupancy expenses-net (Notes 5 and 27)		179,100	176,819		182,782
Fees and commissions expenses		297,847	273,675		285,387
Outsourcing expenses, including data processing		276,236	258,345		244,734
Depreciation of premises and equipment (Note 5)		96,180	99,774		99,680
Amortization of intangible assets (Note 6)		234,376	227,942		237,342
Impairment of intangible assets (Note 6)		21,900	5,803	[1]	117,726	[1]
Insurance premiums, including deposit insurance		91,847	91,881		91,854
Communications		58,067	55,274		58,314
Taxes and public charges		90,210	94,047		93,734
Impairment of goodwill (Note 6)			6,638	[1]	333,719	[1]
Provision for (reversal of) off-balance sheet credit instruments		(96,054)	106,556		(185)
Other non-interest expenses (Notes 4, 5, 21 and 27)		395,178	398,052		370,549
Total		2,744,380	2,891,603		3,274,532
Income before income tax expense		1,661,819	272,543		1,162,670
Income tax expense (Note 7)		407,823	94,453		369,432
Net income before attribution of noncontrolling interests		1,253,996	178,090	[1]	793,238	[1]
Net income (loss) attributable to noncontrolling interests (Note 21)		25,836	(24,590)		(9,094)
Net income attributable to Mitsubishi UFJ Financial Group		1,228,160	202,680		802,332
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 1,228,160	¥ 202,680		¥ 802,332
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 19 and 23):
Basic earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 92.40	¥ 14.93		¥ 57.78
Diluted earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		92.10	14.68		57.51
Cash dividend per common share		¥ 18.00	¥ 18.00		¥ 18.00
Weighted average common shares outstanding		13,291,842	13,574,314		13,885,842
Weighted average diluted common shares outstanding		13,293,492	13,584,885		13,903,316

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and prior year amounts were revised. See Note 1 for further information.
[2]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥937 million, ¥706 million and ¥99 million; Other comprehensive income-net by ¥26 million, ¥35 million and ¥15 million; Total credit losses by ¥963 million, ¥741 million and ¥114 million, for the twelve months ended March 31, 2016, 2017 and 2018, respectively.